Related Party Transactions - Summary of Nature of Related Parties (Detail)	12 Months Ended
Dec. 31, 2019
Eastern Air Group Finance Company [member]
Disclosure of nature of related parties [line items]
Relationship with the Group	Associate of the Company
Eastern Aviation Import & Export Co., Ltd. [member]
Disclosure of nature of related parties [line items]
Relationship with the Group	Associate of the Company
Shanghai Pratt & Whitney Aircraft Engine Maintenance Co., Ltd. [member]
Disclosure of nature of related parties [line items]
Relationship with the Group	Associate of the Company
Eastern Aviation Advertising Service Co., Ltd. [member]
Disclosure of nature of related parties [line items]
Relationship with the Group	Associate of the Company
Shanghai Collins Aviation Maintenance Service Co., Ltd. [member]
Disclosure of nature of related parties [line items]
Relationship with the Group	Associate of the Company
CAE Melbourne Flight Training Pty Limited [member]
Disclosure of nature of related parties [line items]
Relationship with the Group	Joint venture of the Company
Shanghai Eastern Union Aviation Wheels and Brakes Maintenance Services Overhaul Engineering Co Ltd [member]
Disclosure of nature of related parties [line items]
Relationship with the Group	Joint venture of the Company
Shanghai Technologies Aerospace Co Ltd [member]
Disclosure of nature of related parties [line items]
Relationship with the Group	Joint venture of the Company
Eastern China Kaiya System Integration Co Ltd [member]
Disclosure of nature of related parties [line items]
Relationship with the Group	Joint venture of the Company
Shanghai Hute Aviation Technology Co Ltd [member]
Disclosure of nature of related parties [line items]
Relationship with the Group	Joint venture of the Company
CEA Development Co., Ltd. and its subsidiaries [member]
Disclosure of nature of related parties [line items]
Relationship with the Group	Controlled by the same parent company
China Eastern Air Catering Investment Co., Ltd. [member]
Disclosure of nature of related parties [line items]
Relationship with the Group	Controlled by the same parent company
CES International Financial Leasing Corporation Limited [member]
Disclosure of nature of related parties [line items]
Relationship with the Group	Controlled by the same parent company
Shanghai Eastern Airlines Investment Co., Ltd. [member]
Disclosure of nature of related parties [line items]
Relationship with the Group	Controlled by the same parent company
Shanghai Eastern Airlines Logistics Co., Ltd. and its Subsidiaries [member]
Disclosure of nature of related parties [line items]
Relationship with the Group	Controlled by the same parent company
Eastern Airlines Industry Investment Company Limited [member]
Disclosure of nature of related parties [line items]
Relationship with the Group	Controlled by the same parent company
CES Finance Holding Co Limited [member]
Disclosure of nature of related parties [line items]
Relationship with the Group	Controlled by the same parent company and a substantial shareholder of the Company
CES Global Holdings (Hong Kong) Limited [member]
Disclosure of nature of related parties [line items]
Relationship with the Group	Controlled by the same parent company and a substantial shareholder of the Company
Hong Kong Securities Clearing Company Ltd [member]
Disclosure of nature of related parties [line items]
Relationship with the Group	A substantial shareholder of the Company
Travelsky technology limited [member]
Disclosure of nature of related parties [line items]
Relationship with the Group	A director and vice president of the Company is a director of Travelsky
China Aviation Supplies Holding Company and its Subsidiaries [member]
Disclosure of nature of related parties [line items]
Relationship with the Group	A director and vice president of the Company is a director of CASC
Air France-KLM Group [member]
Disclosure of nature of related parties [line items]
Relationship with the Group	A director and vice president of the Company is a director of AFK
Shanghai Airlines Tours International (Group) Co., Ltd. [member]
Disclosure of nature of related parties [line items]
Relationship with the Group	Associate of the Company
Beijing Xinghang Aviation Property Co Ltd [Member]
Disclosure of nature of related parties [line items]
Relationship with the Group	Associate of the Company
Juneyao Airlines Co Ltd [Member]
Disclosure of nature of related parties [line items]
Relationship with the Group	A director and vice president of the Company is a director of Juneyao Air